Fees Summary	Apr. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,300,000
Total Fee Amount	455.73
Total Offset Amount	0
Net Fee	$ 455.73
Offset Table N/A	N/A